Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating expenses:
Research and development	$ (36,742)	$ (38,212)	$ (68,086)	$ (72,175)
General and administrative	(11,122)	(8,269)	(20,406)	(16,256)
Loss on disposal of property and equipment	(23)	0	(3,791)	0
Total operating expenses, net	(47,887)	(46,481)	(90,991)	(88,265)
Other income (expense):
Other income (expenses), net	482	(1,331)	1,264	(471)
Interest income	3,403	89	6,849	117
Interest expense	(5,020)	(1,810)	(9,925)	(3,599)
Total other expense, net	(1,135)	(3,052)	(1,812)	(3,953)
Net loss before income tax	(49,022)	(49,533)	(92,803)	(92,218)
Income tax benefit	3,470	7,474	7,440	13,098
Net loss attributable to ordinary shareholders	(45,552)	(42,059)	(85,363)	(79,120)
Other comprehensive income (loss):
Foreign currency exchange translation adjustment	5,300	(17,485)	10,941	(24,941)
Total comprehensive loss	$ (40,252)	$ (59,544)	$ (74,422)	$ (104,061)
Basic net loss per ordinary share (in usd per share)	$ (0.26)	$ (0.46)	$ (0.49)	$ (0.87)
Diluted net loss per ordinary share (in usd per share)	$ (0.26)	$ (0.46)	$ (0.49)	$ (0.87)
Weighted-average basic ordinary shares (in shares)	173,860,491	90,931,964	173,843,249	90,923,119
Weighted-average diluted ordinary shares (in shares)	173,860,491	90,931,964	173,843,249	90,923,119
Grant income
Revenues	$ 0	$ 0	$ 0	$ 166
License revenue
Revenues	$ 0	$ 0	$ 1,292	$ 0